LEASE - Carrying amount of lease liabilities and movement during the year (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Lease liabilities
Lease liabilities	¥ 11,010,323
New leases	82,370
Contract modification	(178,575)
Accretion of interest recognized during the year	487,249
Payments	(3,032,106)
Lease liabilities	8,369,262
Current portion	1,358,654
Non-current portion	¥ 7,010,608